Note 3 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended
	December 31
	2019	2018
Revenues

FirstService Residential	$1,411,998	$1,254,840
FirstService Brands company-owned operations	836,637	540,058
FirstService Brands franchisor	153,826	132,079
FirstService Brands franchise fee	4,949	4,496